Cover		3 Months Ended
	Jan. 11, 2021	Mar. 31, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date		Nov. 01, 2021
Entity Registrant Name		XPEL, INC.
Amendment Flag	false
Entity Central Index Key	0001767258
Entity Address, Address Line One		618 W. Sunset Road
Entity Address, State or Province		TX
Entity Address, City or Town		San Antonio
Soliciting Material	false
City Area Code		(210)
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock, par value $0.001 per share
Trading Symbol		XPEL
Security Exchange Name		NASDAQ
Entity Ex Transition Period		true
Entity Emerging Growth Company		true
Entity File Number		001-38858
Entity Tax Identification Number		20-1117381
Entity Address, Postal Zip Code		78216
Written Communications	false
Local Phone Number		678-3700
Entity Incorporation, State or Country Code		NV